Prepayments, Receivables and Other Assets (Tables)	12 Months Ended
Mar. 31, 2022
Prepayments, Receivables and Other Assets [Abstract]
Schedule of prepayments, receivables and other assets
	As of March 31,
	2022	2021

Staff IOU	$-	$2,197,130
Receivable from a third-party company	575,773	572,362
Others	288,936	180,370
Total prepayments, receivables and other assets	864,709	2,949,862
Less: allowance for doubtful accounts	-	(1,090,759)
Prepayments, receivables and other assets, net	$864,709	$1,859,103